Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 12 - LEASES

The Company’s leases relate to vehicles leases and to short term lease of Company’s offices.

The components of lease expenses during the periods presented were as follows:

Year ended December 31, 2019
USD in thousands
Operating lease expenses	29
Short-term lease expenses	60
Total lease expenses	89

Supplemental cash flow information related to operating leases during the period presented was as follows:

Year ended December 31, 2019
USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	29
ROU assets obtained in exchange for lease liabilities:
Operating leases	55

Lease term and discount rate related to operating leases as of the period presented were as follows:

December 31, 2019
USD in thousands
Weighted-average remaining lease term (in years)	1.4
Weighted-average discount rate	10%

The maturities of lease liabilities under operating leases as of December 31, 2019 are as follows:

USD in thousands
2020	25
2021	21
2022	14
Total undiscounted lease payments	60
Less: Imputed interest	(7)
Total lease liabilities	53